Prepaid Expenses (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expenses
Professional fees	$ 4,500	$ 4,500	$ 4,800
Other	11,697	14,918
Transfer agent fees	11,073	18,413	17,004
Total prepaid expenses	$ 27,270	$ 37,832	$ 21,804